Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000006154 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 9,992	$ 12,009	$ 15,169	$ 16,204	$ 20,115	$ 27,744	$ 22,750	$ 24,867	$ 33,811	$ 38,843
C000006151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000006153 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000213874 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		9,992	12,009	15,169	16,204	20,151	27,780	22,796	24,915	33,904	38,995
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		10,078	11,839	13,567	14,037	15,797	22,536	21,926	22,463	28,754	32,703
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	$ 10,000		$ 10,161	$ 12,220	$ 14,789	$ 15,587	$ 19,679	$ 27,535	$ 25,814	$ 28,278	$ 37,780	$ 44,438